3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accounting Policies [Abstract]
Net income	$ 4,360	$ 8,398	$ 4,773	$ 16,426
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	148,572	22,425	238,356	74,773
Weighted average number of common shares outstanding – Diluted	23,687,491	23,561,344	23,777,275	23,613,692
Earnings per share
Basic	$ 0.19	$ 0.36	$ 0.20	$ 0.70
Diluted	$ 0.18	$ 0.36	$ 0.20	$ 0.70